INCOME TAXES - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
Income tax expense (benefit)	€ 464,119	€ 363,043	€ 344,897
Effective tax rate	22.50%	19.20%	21.50%
Italian Regional Income Tax (IRAP)	€ 70,332	€ 50,408	€ 48,912
IRAP applicable tax rate (percent)	3.90%	3.90%	3.90%
Aggregate amount of temporary differences related to remaining distributable earnings of subsidiaries	€ 395,685	€ 286,653